Reportable Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Apr. 30, 2018		Apr. 30, 2017	Apr. 30, 2016
Segment Reporting Information [Line Items]
Net sales		$ 7,357.1		$ 7,392.3	$ 7,811.2
Amortization		(206.8)		(207.3)	(208.4)
Goodwill impairment charge		(145.0)	[1]	0.0	0.0
Other intangible assets impairment charges		(31.9)		(133.2)	0.0
Interest expense – net		(174.1)		(163.1)	(171.1)
Unallocated derivative gains (losses)		37.3		(27.2)	12.0
Cost of products sold – special project costs (A)	[2]	(3.9)		(5.7)	(12.2)
Other special project costs (A)	[2],[3]	(45.4)		(76.9)	(135.9)
Corporate administrative expenses		(295.4)		(324.9)	(373.2)
Other income (expense) – net		(1.0)		10.0	3.7
Income Before Income Taxes		861.0		878.4	977.9
Assets		15,301.2		15,639.7	15,984.1
Depreciation, amortization, and impairment charges		590.0		552.2	430.1
Additions to property, plant, and equipment		321.9		192.4	201.4
U.S. Retail Coffee [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charge	[1]	0.0
U.S. Retail Consumer Foods [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charge	[1]	0.0
U.S. Retail Pet Foods [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charge	[1]	(145.0)
International and Away From Home [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charge	[1]	0.0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales		7,357.1		7,392.3	7,811.2
Segment profit		1,727.2		1,806.7	1,863.0
Operating Segments [Member] | U.S. Retail Coffee [Member]
Segment Reporting Information [Line Items]
Net sales		2,092.2		2,108.6	2,239.2
Segment profit		614.5		682.4	722.6
Assets		4,815.4		4,909.9	5,002.0
Depreciation, amortization, and impairment charges		96.6		95.7	104.0
Additions to property, plant, and equipment		89.4		40.9	51.4
Operating Segments [Member] | U.S. Retail Consumer Foods [Member]
Segment Reporting Information [Line Items]
Net sales		2,000.8		2,085.4	2,269.7
Segment profit		477.2		458.2	467.5
Assets		3,217.5		3,157.2	3,288.5
Depreciation, amortization, and impairment charges		80.2		73.2	60.7
Additions to property, plant, and equipment		168.9		49.7	90.3
Operating Segments [Member] | U.S. Retail Pet Foods [Member]
Segment Reporting Information [Line Items]
Net sales		2,169.3		2,135.9	2,250.4
Segment profit		441.3		481.0	493.9
Assets		5,932.3		6,232.9	6,321.6
Depreciation, amortization, and impairment charges		314.8		280.8	164.9
Additions to property, plant, and equipment		34.3		70.5	11.9
Operating Segments [Member] | International and Away From Home [Member]
Segment Reporting Information [Line Items]
Net sales		1,094.8		1,062.4	1,051.9
Segment profit		194.2		185.1	179.0
Assets		1,043.9		1,053.4	1,168.6
Depreciation, amortization, and impairment charges		57.8		61.9	66.2
Additions to property, plant, and equipment		29.3		31.3	47.8
Unallocated [Member]
Segment Reporting Information [Line Items]
Assets	[4]	292.1		286.3	203.4
Depreciation, amortization, and impairment charges	[5]	$ 40.6		$ 40.6	$ 34.3

[1]	There have been no goodwill impairment charges recognized in prior periods.
[2]	Special project costs include integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.
[3]	Other special project costs includes integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.
[4]	Primarily represents unallocated cash and cash equivalents and corporate-held investments.
[5]	Primarily represents unallocated corporate administrative expense, mainly depreciation and software amortization.